N-2 - USD ($)		Jun. 26, 2025	Jun. 01, 2025
Cover [Abstract]
Entity Central Index Key		0002042256
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-283577
Investment Company Act File Number		811-24031
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		3
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		false
Entity Registrant Name		iDIRECT PRIVATE CREDIT FUND
Entity Address, Address Line One		60 East 42nd Street
Entity Address, Address Line Two		26th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10165
City Area Code		212
Local Phone Number		994-7400
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class A	Class D	Class I
TRANSACTION FEES
Maximum sales load (percentage of purchase amount)(1)	3.50%	None	None
Maximum repurchase fee	None	None	None

(1)	Investors purchasing Class A Shares may be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. The Distributor and/or a Selling Agent may, in its discretion, waive all or a portion of the sales load for certain investors. See “Plan of Distribution.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES (as a percentage of the Fund’s net assets)(2)
Management Fee	1.25%	1.25%	1.25%
Acquired Fund Fees and Expenses(3)	0.07%	0.07%	0.07%
Interest Payments on Borrowed Funds(4)	0.20%	0.20%	0.20%
Other Expenses(5)	0.40%	0.40%	0.40%
Distribution and Servicing Fee	0.75%	0.15%	None
Total Annual Fund Expenses	2.67%	2.07%	1.92%
Expense Reimbursement(6)	0.00%	0.00%	0.00%
Total Annual Fund Expenses After Expense Reimbursement(6)	2.67%	2.07%	1.92%

(2)	Assumes the Fund raises $250 million in new proceeds in the first 12 months following the commencement of its public offering, totaling $500 million in Fund assets and resulting in estimated average net assets of approximately $375 million.

(3)	Represents estimated management fees (after reductions) and operating expenses (e.g., administrative, professional, and other) of investments in BDCs and private credit funds, but excludes any carried interest or similar profit-based allocations that are paid solely on the realization and/or distribution of gains (or on the sum of such gains and unrealized appreciation of assets distributed in kind), as such fees and allocations for a particular period may be unrelated to the cost of investing in the BDC or private credit fund. “Acquired Fund Fees and Expenses” represents an estimated amount based on the Fund’s allocation to BDCs and private credit funds as of March 31, 2025.

(4)	These expenses represent estimated interest payments the Fund expects to incur in connection with its expected credit facility during the first 12 months of operation. See “Investment Program — Leverage.”

(5)	The amount presented in the table estimates the amounts the Fund expects to pay during the Fund’s first 12 months following the commencement of its public offering, assuming the Fund raises $250 million of new proceeds during that time. Other Expenses include the expenses associated with the DRIP.

(6)	The Adviser has contractually entered into an “Expense Limitation and Reimbursement Agreement” with the Fund to limit until one year from the date of this Prospectus the amount of “Specified Expenses” (as described herein) borne by the Fund in respect of Class A Shares, Class D Shares and Class I Shares during the Limitation Period to an amount not to exceed 0.50% per annum of the Fund’s average daily net assets attributable to such Class. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Management Fee, Distribution and Servicing Fees and Investment Interest expenses (which consist of any costs or expenses in connection with the Fund’s acquisition of, or admission to, the Investment Interests (including transaction costs and legal costs associated with the Investment Interests) and any ongoing costs and expenses of the Investment Interests that are passed through to the Fund (i.e., acquired fund fees and expenses)); (ii) interest expenses and related borrowing costs incurred by the Fund; (iii) other investment-related expenses of the Fund (including financing, commitment, origination and other similar fees and expenses); (iv) taxes; and (v) litigation and other extraordinary expenses. The Adviser may extend the Limitation Period for the Fund on an annual basis. To the extent that Specified Expenses in respect of any Class of Shares for any month exceed the Expense Cap applicable to a Class of Shares, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses in respect of a Class of Shares, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses in respect of the applicable Class of Shares have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in respect of a Class of Shares in the month the reimbursement is being made to a level that exceeds the Expense Cap at the time of such reimbursement or the Expense Cap in place at the time the expense amounts were previously paid or borne by the Adviser (whichever is lower). Additionally, the Fund will pay for organizational and initial offering expenses up to a limit of $500,000. The Adviser, or its affiliates, will bear any organizational and initial offering expenses in excess of the $500,000 limit. These contractual arrangements will remain in effect for at least one year from the effective date of the Fund’s registration statement on Form N-2 unless the Fund’s Board of Trustees approves their earlier termination.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE:

You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return:

Class A

1 year	3 years	5 years	10 years
$61	$115	$172	$325

Class D

1 year	3 years	5 years	10 years
$21	$65	$111	$240

Class I

1 year	3 years	5 years	10 years
$19	$60	$104	$224

The examples should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the Example.

The purpose of the table above is to assist investors in understanding the various fees and expenses shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, see “Fund Expenses,” “Financial Highlights,” “Management Fee” and “Purchases of Shares.”

Purpose of Fee Table , Note [Text Block]

The following table illustrates the fees and expenses that the Fund expects to incur and that shareholders can expect to bear directly or indirectly.

To invest in Class A Shares and Class D Shares of the Fund, a prospective investor must open a brokerage account with a Selling Agent or the Distributor. Any costs associated with opening such an account are not reflected in the following table or the examples below. Investors should contact their broker or other financial professional for more information about the costs associated with opening such an account.

Basis of Transaction Fees, Note [Text Block]		percentage of purchase amount
Other Expenses, Note [Text Block]		Other Expenses include the expenses associated with the DRIP.
Acquired Fund Fees Estimated, Note [Text Block]		“Acquired Fund Fees and Expenses” represents an estimated amount based on the Fund’s allocation to BDCs and private credit funds as of March 31, 2025.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT PROGRAM

Investment Objective and Strategies

The Fund’s investment objective is to seek attractive risk-adjusted returns with a focus on current income. The Fund will invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in Direct Loan Interests sourced by the Core Managers, and to a lesser extent in BDC Interests, private credit funds, and the debt and equity tranches of collateralized loan obligations (collectively, “Investment Vehicles”). The Fund intends to (i) invest approximately 90% of its assets in Investment Interests; (ii) allocate approximately one-third of the value of its Investment Interests sourced by, or sponsored or managed by, each Core Manager; and (iii) invest approximately 10% of its assets in more liquid securities for cash management purposes. The Fund will not, determined at the time an investment is made: (i) allocate more than 2.5% of the Fund’s total assets in a single Direct Loan Interest; (ii) allocate more than 15% of the Fund’s total assets in any single Investment Interest; and (iii) seek to allocate substantially more than one-third of the Fund’s total assets in Investment Investments sourced by, or sponsored or managed by, each Core Manager. The Fund may invest up to 15% of its net assets in equity interests of hedge funds, private equity funds and private credit funds (including indirect investments therein through collateralized fund obligations) that rely on Sections 3(c)(1) or 3(c)(7) of the 1940 Act, which will be measured at the time that the Fund makes a new commitment to such a fund.

The Fund may invest in other liquid credit instruments, money market or similar interests solely for maintaining liquidity. The Fund may at any time determine not to allocate its assets in Investment Interests sourced by, or sponsored or managed by, the Core Managers and, instead, may determine to allocate its assets to Investment Interests sourced by, or sponsored or managed by, other managers.

The Adviser believes that the Fund’s investment program will offer exposure to middle-market private credit investments made in Investment Interests sourced by, or sponsored or managed by, Audax Private Debt, Bain Capital Credit and Charlesbank Credit. The combination of these highly experienced Core Managers is intended to deliver complementary global exposure across middle-market private credit investments with an emphasis on senior secured loans. The term “middle market” refers to companies generating between $10 million and $100 million of earnings before interest, taxes, depreciation, and amortization. However, the Fund may, from time to time, invest in larger or smaller companies. The investments that the Fund will focus on will generally be comprised of (i) senior debt with a first lien on collateral and, to a lesser degree, (ii) second lien, mezzanine debt and other junior debt securities. Together, the Core Managers boast 75 years of experience with over 250 dedicated credit investment professionals based in 10 offices globally.

Audax Private Debt offers investors a variety of credit-oriented investment strategies that seeks to take advantage of higher yields available in the U.S. middle market. Since Audax Private Debt’s founding 25 years ago, it has raised over $38 billion of capital.[2] Audax Private Debt has consistently applied its core investment strategy and has been able to deliver attractive risk-adjusted returns to its investors through multiple economic and credit cycles. Audax Private Debt has invested over $46 billion across more than 1,300 established middle-market companies in support of over 275 private equity sponsors. As a result, Audax Private Debt has developed an extensive deal sourcing and underwriting infrastructure that it believes is unique in the industry, with a robust roster of existing private equity clients and an active sourcing effort to continuously identify new clients. Audax Private Debt’s broad deal sourcing network, comprehensive due diligence process, and the capital markets experience of its long-tenured team have resulted in attractive risk-adjusted performance across its funds.

Bain Capital Credit was established in 1998 and had approximately $74.5 billion in assets under management as of December 31, 2024. To date, Bain Capital Credit has invested across the credit and fixed income universe, including performing and distressed bank loans, high yield bonds, debtor-in-possession loans, global direct lending, mezzanine debt and other junior securities, structured products, credit-based equities and other investments. Bain Capital Credit has invested over $25 billion in the Global Direct Lending and Middle Market Credit Strategies since 1998 and has an extensive track record as a lender in the middle market. Bain Capital Credit engages in a broad range of activities, including investment activities for its own account and for the account of other investment funds or accounts, and provides investment banking, advisory, management and other services to funds and operating companies.

[2] Capital raised across Audax Private Debt includes $19 billion of existing/anticipated leverage on certain Private Debt vehicles and does not include withdrawals and redemptions from certain open-end funds/accounts.

Charlesbank Credit was established in 2016 to pursue opportunistic credit investments with a focus on the U.S. middle market. Since inception, the platform has invested across more than 170 credit investments, drawing on Charlesbank’s long-standing private equity heritage and integrated investment team. Charlesbank Credit employs a flexible mandate with a focus on secured debt across both primary originations and secondary loan market opportunities. The team seeks to invest in mispriced or misunderstood credit situations, leveraging the firm’s deep pattern recognition, thematic sector research, and proprietary diligence infrastructure. With a strong track record across cycles, differentiated sourcing capabilities, and the ability to navigate complex capital structures, Charlesbank Credit is well-positioned to identify compelling investment opportunities in the underserved middle market. The credit platform is fully integrated within Charlesbank Capital Partners, a private investment firm with a 27-year history and over $20B in assets under management as of March 31, 2025.

The Core Managers are not sponsors, promoters, advisers or affiliates of the Fund. There is no agreement or understanding between the Core Managers and the Adviser regarding the management of the investment program of the Fund, and the Core Managers have no role in the Adviser’s investment process, including assessing, diligencing or approving the Fund’s participation in any specific Direct Loan Interest. Past performance of Investment Interests sourced by, or sponsored or managed by, the Core Managers is not indicative of future results.

Investment Philosophy. The Adviser believes that the Fund’s strategy creates an opportunity for investors to practicably gain exposure to an asset class that may earn attractive risk-adjusted returns. Investing in Investment Interests sourced by, or sponsored or managed by, the Core Managers that employ complementary styles and sourcing networks may reduce the volatility inherent with single manager exposure.

By investing in Investment Interests sourced by, or sponsored or managed by, the Core Managers, the Fund seeks to benefit from the investment expertise (as evidenced by their performance track records), quality of risk management systems, valuation protocols, operational programs, personnel, accounting and valuation practices and compliance programs that may be associated with successful global financial services firms with significant resources.

Investment Strategies. The principal elements of the Adviser’s investment strategies include: (i) allocating the assets of the Fund to Investment Interests sourced by, or sponsored or managed by, the Core Managers; (ii) seeking to manage the Fund’s invested level and liquidity; and (iii) seeking to manage risk through ongoing monitoring of the Fund’s portfolio.

Asset Allocation. The Adviser intends to allocate approximately one-third of the value of its Investment Interests sourced by, or sponsored or managed by, each Core Manager, although such allocation may vary from time to time.

Direct Loan Interests. By investing in the Fund, shareholders will have exposure to Direct Loan Interests. Each of the Core Managers has agreed to provide information to the Fund of the type and scope (and with the same frequency) that each Core Manager customarily provides to their large institutional investors, as well as to provide certain valuation, marketing and relationship management support services to the Adviser. By investing in the Fund, shareholders may also have exposure to direct loan investments that are sourced by managers other than the Core Managers.

Investment Vehicles. The Fund intends to invest up to 20% of its assets into non-traded BDCs, as well as private credit funds and the debt and equity tranches of CLOs, managed by Audax Private Debt and Bain Capital Credit that predominately invest in middle-market debt. The non-traded BDCs typically invest in and lend to medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. CLOs are collateralized by a portfolio consisting primarily of U.S. first lien, floating rate senior secured loans with a large number of distinct underlying borrowers across various industry sectors and ratings that are below investment grade. The CLOs have tranches that can be unrated or rated below investment grade and considered speculative with respect to timely payment of interest and repayment of principal.

Deployment Strategy. The Adviser intends to deploy the Fund’s assets in such a manner so as to minimize the “cash drag” on the Fund’s returns as compared to its invested capital. Cash drag refers to the opportunity cost of a fund holding a portion of its assets in cash and cash equivalents to meet unfunded obligations (if applicable), take advantage of future investment opportunities, or provide potential liquidity to shareholders. The Adviser intends to manage the Fund’s deployment strategy with a view towards balancing liquidity while maintaining a high invested level. The Fund will retain cash and cash equivalents in sufficient amounts to satisfy funding obligations from Investment Interests.

The deployment strategy will take into account anticipated Fund-level cash flows, such as those relating to new subscriptions, repurchases, and any distributions made to shareholders that are not reinvested. To forecast underlying cash flows, the Adviser will utilize a proprietary model that incorporates historical data, actual observations, insights from the Core Managers and projections made by the Adviser.

Direct Loans. The Fund intends to invest approximately 70% of its assets into Direct Loan Interests on a deal-by-deal basis. These relationships will permit the Fund to make private credit investments alongside the flagship private credit strategies sponsored or managed by the Core Managers. The Adviser will have discretion over the selection and sizing of each Direct Loan Interest. Once offered, a Core Manager will have no role in assessing, diligencing or approving the Fund’s participation in any specific Direct Loan Interest.

Risk Management. The long-term nature of private credit investments requires ongoing risk management. The Adviser will seek to maintain close contact with the Core Managers and to monitor the performance of Investment Interests in the Fund. The Adviser will also monitor the performance of material direct loan investments that are sourced by managers other than the Core Managers. In particular, the Adviser will seek to: track operating information and other pertinent details; participate in periodic conference calls with Core Managers and onsite visits where appropriate; review audited and unaudited financial reports; and monitor turnover in senior personnel and changes in policies.

The Adviser will seek to use a range of techniques to reduce the risk associated with the deployment strategy. These techniques may include, without limitation:

●	Actively managing cash and liquid assets;

●	Seeking to establish credit lines to provide additional liquidity; and

●	Modeling and actively monitoring both Fund-level and underlying cash flows.

The Fund intends to invest approximately 10% of its assets in more liquid securities for cash management purposes.

Due Diligence. The Adviser and its investment personnel use a range of resources to identify promising investment opportunities presented to the Fund.

The due diligence process includes a qualitative and quantitative evaluation, and risk reward analysis in the context of the Fund’s objectives and constraints. The due diligence process is led by at least one portfolio manager and supported by investment professionals. The deal team screens each Direct Loan Interest opportunity by reviewing the information made available by the associated Core Manager. If the deal team believes that the direct loan opportunity is compelling after screening, the deal team then pursues detailed diligence which may consist of question-and-answer sessions with the associated Core Manager and additional research including third-party reference calls. In conjunction, tax treatment and legal terms are also considered. The deal team then decides whether to present the Direct Loan Interest opportunity to the Fund’s portfolio managers. If presented and approved, the appropriate sizing for the Fund is then determined.

In selecting direct loans, the Adviser will review a number factors before making an investment decision which often includes: historical financial information and projected results; industry information and the company’s positioning; business strategy and potential for sustainability; quality of the management team; quality of the lead equity sponsor; ability to service interest payments; leverage levels; capital structure; refinancing schedule; comparable company metrics; previous transactions of similar companies; and analysis of third-party business consulting, legal and accounting firms.

The Adviser may also incorporate a general macro overlay. Examples of factors that could be considered include the supply of capital available for investments (based on fundraising) compared to the likely supply of investment opportunities; geographic-specific developments; regulatory and political conditions; and demographic and technological trends.

Investment Selection. The Adviser seeks to invest the Fund’s assets in the highest quality investments available. Potential investments are individually evaluated by the Adviser’s and its affiliates’ investment professionals using its selection process. The Adviser may invest the Fund’s assets in Investment Interests that engage in investment styles other than those described in this Prospectus and may sell the Fund’s portfolio holdings at any time.

Leverage

The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in Investment Interests up to the limits of the Asset Coverage Requirement (as defined below). The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Investment Interests in advance of the Fund’s receipt of redemption proceeds from another Investment Interest). If the Fund utilizes leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. Additionally, if the Fund borrows money to finance repurchases, interest on the borrowing may negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

The 1940 Act’s “Asset Coverage Requirement” requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached under certain circumstances.

Under the requirements of the 1940 Act, the Fund must, immediately after the issuance of any preferred shares, have an “asset coverage” of at least 200%. Asset coverage for preferred shares means the ratio by which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the Fund, if any, plus the aggregate liquidation preference of the preferred shares. In addition, (i) preferred shareholders must have the same voting rights as the shareholders of common shares (one share one vote); and (ii) preferred shareholders must have the right, as a class, to appoint trustees to the Board.

Temporary Investments

The Fund may temporarily deviate from its investment strategies and objective. During such periods, the Fund may invest all or a portion of its assets in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities; non-U.S. government securities which have received the highest investment grade credit rating, certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; shares of money market funds; credit-linked notes or repurchase agreements with respect to any of the foregoing. In addition, the Fund may also make these types of investments to comply with regulatory or contractual requirements, including with respect to leverage restrictions, or to keep cash fully invested pending the investment of assets.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

General

The value of the Fund’s total net assets may be expected to fluctuate in response to fluctuations in the value of the Investment Interests in which the Fund invests. Discussed below are the investments generally made by the Fund and the principal risks that the Adviser and the Fund believe are associated with those investments. These risks will, in turn, have an effect on the Fund. The Fund does not currently intend to make other types of direct investments, except that, in response to adverse market, economic or political conditions, the Fund may invest temporarily in high quality fixed income securities, money market instruments and affiliated or unaffiliated money market funds or may hold cash or cash equivalents for temporary defensive purposes. In addition, the Fund may also make these types of investments pending the investment of assets in Investment Interests or to maintain the liquidity necessary to effect repurchases of Shares. If the Fund invests temporarily in affiliated money market funds, the Adviser will waive a portion of the Management Fee so that Fund shareholders will not pay duplicate fees in respect of such investment. When the Fund takes a defensive position or otherwise makes these types of investments, it may not achieve its investment objective.

Investment Related Risks

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. An Investment Interest’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends upon the Adviser’s selection of Investment Interests, the allocation of offering proceeds thereto and the performance of the Investment Interests. The Investment Interests’ investment activities involve the risks associated with private credit investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of Investment Interests, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, epidemics, pandemics, governmental responses to epidemics and pandemics, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors including environmental negligence which are beyond the control of the Fund or the Investment Interests.

Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

Availability of Investment Opportunities. The Fund proposes to allocate substantially all of its assets to Investment Interests sourced by, or sponsored or managed by, the Core Managers. However, the Core Managers have not guaranteed, and will not guarantee in the future, any investment opportunities for the Fund. Each of the Core Managers will generally first allocate Direct Loan Interest opportunities to its clients (which for the avoidance of doubt excludes the Fund) before making Direct Loan Interest opportunities, if any, available to the Fund for its investment. This creates conflicts of interest whereby clients of the Core Managers are allocated Direct Loan Interest opportunities that are not made available to the Fund. Even if an attractive Direct Loan Interest opportunity is identified by a Core Manager, the Fund may not be permitted to take advantage of the opportunity to the fullest extent desired and may not receive the same terms as the Core Managers’ clients if they participate in the same Direct Loan Interest opportunities. The Core Managers provide investment advisory services to a range of clients. Accordingly, each of the Core Managers may have financial interests that diverge from those of the Fund, and conflicts of interest may arise with respect to the Core Managers’ allocation of Direct Loan Interest opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of Direct Loan Interest opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Other investment vehicles sponsored, managed or advised by the Adviser and its affiliates may seek Direct Loan Interest opportunities similar to those the Fund may be seeking. The Adviser will allocate fairly between the Fund and such other investment vehicles any Direct Loan Interest opportunities that may be appropriate for the Fund and such other investment vehicles.

The Fund may at any time determine not to allocate its assets to Investment Interests sourced by, or sponsored or managed by, the Core Managers and, instead, may determine to allocate its assets to Investment Interests sourced by, or sponsored or managed by, other managers.

Leverage Utilized by the Fund. The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in Investment Interests up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Investment Interests in advance of the Fund’s receipt of redemption proceeds from another Investment Interest). See “Investment Program—Leverage.”

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an Investment Interest purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Interests at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached with respect to certain indebtedness.

Special Situations and Distressed Investments. The Fund may invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that the Fund will correctly evaluate the value of the assets securing the Fund’s debt investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to an Investment Interest, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.

Risks Related to Investment Interests

Valuation on Investment Interests. The Fund will provide valuations of its investments, and will issue shares, on a daily basis. A large percentage of the securities in which the Fund invests will not have a readily ascertainable market price and will be fair valued by the Adviser. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Fund about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. To the extent that the Fund does not receive timely information from the regarding the valuation of its investments, the Fund’s ability to accurately calculate its net asset value may be impaired. As a result, the Fund’s valuation of its investments may fail to match the amount ultimately realized with respect to the disposition of such investments.

Independence of Investment Vehicles. The Adviser does not currently, and does not expect to, exercise control over any of the Investment Vehicles, their choice of investments and other investment decisions. The Adviser invests the assets of the Fund in part based on written descriptions of the Investment Vehicle’s strategy and written disclosures from the Investment Vehicle which may provide, among other things, investment guidelines and parameters by which the Investment Vehicle is invested.

Credit Risk. One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.

Although the Fund may make investments that the Adviser believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment (in whole or in part) of the Fund’s investment.

Concentration by Investment Interests. Certain of the Investment Interests are not required to follow any specific concentration restrictions and may at times (individually or collectively) accumulate substantial positions in one or more securities, thereby exposing the Fund to the possibility of substantial losses.

Investment Interest Risk. Certain of the Investment Interests are not registered under the 1940 Act. Accordingly, certain of the Investment Interests are not subject to the restrictions and protections that are afforded by the 1940 Act including limitations on the amounts of fees that investors can be charged, asset coverage requirements and reporting requirements. As a result, certain of the Investment Interests may be able to use investment strategies and techniques that are not generally permissible for investment companies registered under the 1940 Act.

Replacement of Investment Vehicles. The Fund is not restricted from investing in Investment Vehicles. Although not anticipated, the Fund’s investment policies might result in substantial Investment Vehicle turnover. Fund investments with a particular Investment Vehicle may be redeemed for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of a continued position with such Investment Vehicle. Replacement of Investment Vehicles may involve greater fees or expenses, which will be borne directly by the Fund.

Other Registered Investment Companies. The Fund may invest in the securities of other registered investment companies and BDCs to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Risks Related to Investments in Loans. The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.

The portfolio may include first lien senior secured, second and third lien loans and any other loans.

First Lien Senior Secured Loans. It is expected that when the Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries, which the Fund expects to help mitigate the risk that it will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies.

Second Lien Senior Secured Loans and Junior Debt investments. Second and third lien loans are subject to the same investment risks generally applicable to senior loans described above. The Fund’s second lien senior secured loans will be subordinated to first lien loans, and the Fund’s junior debt investments, such as mezzanine loans, generally will be subordinated to both first lien and second lien loans and have junior security interests or may be unsecured. As such, to the extent the Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Second and third lien loans are also expected to be more illiquid than senior loans.

Unsecured Loans. Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.

Unitranche Loans. Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund may participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.

Investments in Middle-Market Companies. Investments in middle-market companies such as those that the Fund may invest in, while often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, capitalization, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors.

Direct Lending Risk. Direct loans between the Fund and a borrower may not be administered by an underwriter or agent bank. The Fund may provide financing to commercial borrowers through Direct Loan Interests. The terms of the direct loans are negotiated with borrowers in private transactions. Furthermore, a direct loan may be secured or unsecured. The Fund will rely primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. Direct loans may subject the Fund to liquidity risk, interest rate risk, and borrower default or insolvency. Direct loans are not publicly traded and may not have a secondary market which may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or value the direct loan. The Fund’s performance may be impacted by the Fund’s ability to lend on favorable terms as the Fund may be subject to increased competition or a reduced supply of qualifying loans which could lead to lower yields and reduce Fund performance.

Business Development Companies. The Fund may invest in private BDCs and publicly traded BDCs. A BDC is a type of closed-end investment company regulated under the 1940 Act. BDCs typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. BDCs invest in such diverse industries as healthcare, chemical and manufacturing, technology and service companies. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income at the corporate level, provided the income is distributed to their shareholders and that the BDC complies with the applicable requirements of Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended.

Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are re-deemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. Private BDCs are illiquid investments, and there is no guarantee the Fund will be able to liquidate or sell its private BDC investments.

Certain BDCs may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s income may fall if the interest rate on any borrowings of the BDC rises.

Mezzanine Investments. Many of the Fund’s mezzanine investments (if any) are expected to be unsecured and made in companies whose capital structures have significant indebtedness ranking ahead of the investments, all or a significant portion of which may be secured. While the investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and may benefit from cross-default provisions and security over the issuer’s assets, some or all of such terms may not be part of particular investments. Moreover, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency, is likely to be substantially less than that of senior creditors. Mezzanine investments generally are subject to various risks, including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance”; (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors; (iv) so-called “lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that may arise with respect to collateral securing the obligations.

Collateralized Loan Obligations. The Fund may invest in collateralized loan obligations (“CLOs”). In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches.

In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.

In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (i) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (iv) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.

Investing in securities of CLOs involves the possibility of investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose loans make up the assets of such entities. Such inaccuracy or incompleteness may adversely affect the valuation of the receivables or may adversely affect the ability of the relevant entity to perfect or effectuate a lien on the collateral securing its assets. The CLOs in which the Fund invests will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. The quality of the Fund’s investments in CLOs is subject to the accuracy of representations made by the underlying borrowers. In addition, the Fund is subject to the risk that the systems used by the originators of CLOs to control for accuracy are defective. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

CLOs typically will have no significant assets other than the assets underlying such CLOs, including, but not limited to, secured loans, leveraged loans, project finance loans, unsecured loans, cash collateralized letters of credit and other asset-backed obligations, and/or instruments (each of which may be listed or unlisted and in bearer or registered form) that serve as collateral. Payments on the CLO securities are and will be payable solely from the cash flows from the collateral, net of all management fees and other expenses.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s returns.

Issuers may be subject to management, administration and incentive or performance fees. Payment of such additional fees will adversely impact on the returns achieved by the Fund.

The Fund may hold securities that are in a first loss or subordinated position with respect to realized losses on the collateral of its issuers. The leveraged nature of CLOs, in particular, magnifies the adverse impact of loan defaults. CLO investments represent a leveraged investment with respect to the underlying loans. Therefore, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying loans, which are subject to credit, liquidity and interest rate risk.

The failure of servicers to effectively service the loans underlying certain of the investments in the Fund would materially and adversely affect the Fund. Most securitizations of loans require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. If servicers are not vigilant in encouraging borrowers to make their monthly payments, the borrowers may be far less likely to make these payments, which could result in a higher frequency of default. If servicers take longer to liquidate non-performing assets, loss severities may tend to be higher than originally anticipated. The failure of servicers to effectively service the receivables underlying certain assets in the Fund’s investments could negatively impact the value of its investments and its performance. Servicer quality is of prime importance in the default performance of certain personal loans. Servicers may go out of business which would require a transfer of servicing to another servicer. Such transfers take time and loans may become delinquent because of confusion or lack of attention. Servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss to the trust may be greater than the outstanding principal balance of that loan (greater than 100% loss severity). For securitizations with corporate loans, the collateral manager’s role in reinvestment of principal amortization in performing credits and with respect to loans that default, as well as its ability to actively manage the portfolio through trading, will have a significant impact on the value of the underlying collateral and the performance of its securitization. If the collateral manager reinvests proceeds into loans which then default, does not sell loans before such loans default close to the original purchase price or does not effectively contribute to a restructuring process to maximize value of the loan the securitization owns, the collateral manager could materially and adversely impact the Fund’s investments.

The senior-secured loans underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs and the Fund. Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within these CLOs have floors based on the Secured Overnight Financing Rate (“SOFR”) or another reference rate, there may not be corresponding increases in investment income constraining distributions to investors in these CLOs. CLOs typically obtain financing at a floating rate based on SOFR or another reference rate.

Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.

Some of the CLOs in which the Fund may invest may be “passive foreign investment companies” (each, a “PFIC”) for U.S. federal income tax purposes. Investment in certain equity interests of CLOs that are subject to treatment as PFICs for U.S. federal income tax purposes may cause the Fund to recognize income in a tax year in excess of the distributions the Fund receives from such CLOs and the Fund’s proceeds from sales or other dispositions of equity interests in such CLOs during that tax year. The Fund generally would be required to distribute such income to satisfy the distribution requirements applicable to RICs.

Equity Investments. When the Fund invests in senior secured loans or mezzanine loans, it may acquire equity securities as well. In addition, the Fund may invest directly in the equity securities of issuers. The Fund’s goal is ultimately to dispose of such equity interests and realize gains upon its disposition of such interests. However, the equity interests received may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses experienced.

The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Investments in Non-Voting Stock. To avoid potential adverse regulatory consequences, the Fund may need to hold its interest in an Investment Vehicle in non-voting form or limit its voting rights to less than 5%. This limitation on voting rights is intended to ensure that an Investment Vehicle is not deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may potentially impose limits on transactions with the Investment Vehicles both by the Fund and other clients of the Adviser. There are, however, other statutory tests of affiliation (such as on the basis of control), and an Investment Vehicle may be deemed an “affiliated person” of the Fund notwithstanding these limitations. If this were the case, transactions between the Fund and an Investment Vehicle could potentially be subject to the prohibitions of the 1940 Act if an appropriate exemption were not available.

In order to comply with this 5% limitation, the Fund may, at the time of investment, enter into a contractual arrangement under which the Fund irrevocably waives all voting rights associated with the investment or those that would exceed the 5% limitation. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Investment Vehicles. Other investment funds or accounts managed by the Adviser also may waive voting rights in a particular Investment Vehicle. Determinations of whether the Fund will waive its voting rights are made by the Adviser as part of the investment process. When deciding to waive voting rights, the Adviser considers only the interests of the Fund and not the interests of the Adviser or those of its other clients. The Fund has not established specific written procedures relating to this process.

It is possible that the Fund could be precluded from participating in a vote on a particular issue, including an issue that may have a material adverse consequence to the Fund. The Adviser considers this risk minimal relative to the increased flexibility potentially available to the Fund and its Shareholders from investing in non-voting securities.

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to elect to be treated, and to qualify annually, as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from interests in “qualified publicly traded partnerships” (as defined in the Code); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”

OTHER RISKS

Investing in the Fund involves risks other than those discussed in “TYPES OF INVESTMENTS AND RELATED RISKS”, including those described below:

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Interests held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion of a Shareholder Based on Certain Detrimental Effects. The Fund may repurchase and/or redeem Shares in accordance with the terms of its Agreement and Declaration of Trust and the 1940 Act, including Rule 23c-2, held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:

●	the Shares have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Shareholder or with the consent of the Fund;

●	ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

●	continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

●	any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

●	the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares; or

●	the Fund or the Board determine that the repurchase of the Shares would be in the best interest of the Fund.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

Closed-end Interval Fund; Liquidity Risks. The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of shares tendered in connection with a repurchase offer may exceed the number of shares the Fund has offered to repurchase, in which case not all of a shareholder’s shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. Hence, a shareholder may not be able to sell its shares when and/or in the amount that it desires.

Repurchase Offers Risks. The Fund intends to be an “interval fund” and, to provide some liquidity to shareholders, make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers will generally be beneficial to the Fund’s shareholders, and generally will be funded from available cash or sales of portfolio securities. However, the repurchase of shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratios. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares by increasing Fund expenses and reducing any net investment income. Certain shareholders may from time to time own or control a significant percentage of the Fund’s shares. Repurchase requests by these shareholders of these shares of the Fund may cause repurchases to be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the repurchase request deadline, and to the extent there is any delay between the repurchase request deadline and the repurchase pricing date. The NAV on the repurchase request deadline or the repurchase pricing date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Repurchases of Shares.”

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Aspects” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

Change in Tax Laws. Each prospective investor should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and/or regulations may be changed with retroactive effect. Moreover, the interpretation and/or application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund and/or an Investment Vehicle to accrue potential tax liabilities even in situations in which the Fund does not expect to be ultimately subject to such tax liabilities.

The impact of new legislation on shareholders, the Fund and the Investment Interests invest is uncertain. Prospective investors are urged to consult their tax advisors regarding the effects of the new legislation on an investment in the Fund.

Regulatory Change. Legal and regulatory changes could occur during the term of the Fund, which may materially adversely affect the Fund. In addition, legislation or regulation may change the way in which the Fund is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

The rules under the Commodity Exchange Act (“CEA”) require that the Adviser either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the Commodity Futures Trading Commission as a “commodity pool operator” (“CPO”) with respect to the Fund or be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements. The Adviser has elected to claim an exclusion from the definition of CPO with respect to the Fund. If the Adviser and the Fund become subject to CFTC regulation, as well as related National Futures Association rules, the Fund may incur additional compliance and other expenses.

Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund, like all companies, have become more susceptible to operational, information security and related risks through breaches in cyber security. In general, cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests may result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches affecting the Adviser, the Core Managers, any subadvisor and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber security breaches in the future.

While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cybersecurity breaches, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund does not directly control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The Fund and its shareholders could be negatively impacted as a result.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund, as the above discussion does not address unknown risks that may be material to the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund will update this Prospectus to account for any material changes in the risks involved with an investment in the Fund.

No Public Trading [Text Block]		The Shares will not be publicly traded and you should not expect to be able to sell your Shares regardless of how we perform.
No Trading History [Text Block]		The Shares are not currently listed on any securities exchange, and we do not expect a secondary market in the Shares to develop in the foreseeable future, if ever.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]

DISTRIBUTION POLICY

Dividends will generally be paid at least quarterly on the Shares in amounts representing substantially all of the net investment income and at least annually based on the net capital gains, if any, earned each year. Payments will vary in amount, depending on investment income received and expenses of operation. There can be no assurance the Fund will have substantial income or pay dividends.

It is anticipated that substantially all of any taxable net capital gain realized on investments will be paid to shareholders at least annually. The NAV of each Share that you own will be reduced by the amount of the distributions or dividends that you receive from that Share.

Automatic Dividend Reinvestment Plan

Pursuant to the DRIP, each shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares unless such shareholder specifically elects to receive all income, dividends and/or capital gain distributions in cash. A shareholder is free to change this election at any time by writing to Ultimus Fund Solutions, LLC at PO Box 46707 Cincinnati, OH 45246. If, however, a shareholder requests to change its election within 45 days prior to a distribution, the request will be effective only with respect to distributions after the 45 day period. A shareholder whose Shares are registered in the name of a nominee must contact the nominee regarding its status under the DRIP, including whether such nominee will participate on such shareholder’s behalf.

A shareholder may elect to:

●	reinvest both dividends and capital gain distributions;

●	receive dividends in cash and reinvest capital gain distributions; or

●	receive both dividends and capital gain distributions in cash.

Generally, for U.S. federal income tax purposes, shareholders receiving Shares under the DRIP will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the shareholder not participated in the DRIP.

Shares will be issued pursuant to the DRIP at their NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). Participating Shareholders may be issued fractional Shares so that 100% of the distribution will be used to acquire Shares. There is no sales load or other charge for reinvestment. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate the DRIP at any time. Any expenses of the DRIP will be borne by the Fund.

All correspondence or questions concerning the DRIP should be directed to the Administrator, Ultimus Fund Solutions, LLC, by telephone, 1-833-640-7393, or in writing to Regular Mail: C/O Ultimus Fund Solutions PO Box 46707 Cincinnati, OH 45246  or via Overnight Mail: C/O Ultimus Fund Solutions 225 Pictoria Dr, Suite 450  Cincinnati, OH 45246.

Security Voting Rights [Text Block]

VOTING

Each Shareholder has the right to cast a number of votes equal to the number of Shares held by such Shareholder at a meeting of shareholders called by the Board. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including certain elections of a Trustee and approval of the Investment Advisory Agreement, in each case to the extent that voting by shareholders is required by the 1940 Act.

Notwithstanding their ability to exercise their voting privileges, shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Security Liquidation Rights [Text Block]

No Shareholder or other person holding Shares acquired from a Shareholder has the right to require the Fund to repurchase any Shares. No public market for Shares exists, and none is expected to develop in the future. Consequently, shareholders may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below.

Outstanding Securities [Table Text Block]

The following table sets forth information about the Fund’s outstanding Shares as of June 1, 2025:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares of Beneficial Interest	Unlimited	0	0
Class D Shares of Beneficial Interest	Unlimited	0	0
Class I Shares of Beneficial Interest	Unlimited	0	$247 million*

* Reflects the dollar amount of Shares held by 501 Shareholders as of June 1, 2025.

General Economic And Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. An Investment Interest’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends upon the Adviser’s selection of Investment Interests, the allocation of offering proceeds thereto and the performance of the Investment Interests. The Investment Interests’ investment activities involve the risks associated with private credit investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of Investment Interests, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, epidemics, pandemics, governmental responses to epidemics and pandemics, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors including environmental negligence which are beyond the control of the Fund or the Investment Interests.

Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

Availability Of Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Investment Opportunities. The Fund proposes to allocate substantially all of its assets to Investment Interests sourced by, or sponsored or managed by, the Core Managers. However, the Core Managers have not guaranteed, and will not guarantee in the future, any investment opportunities for the Fund. Each of the Core Managers will generally first allocate Direct Loan Interest opportunities to its clients (which for the avoidance of doubt excludes the Fund) before making Direct Loan Interest opportunities, if any, available to the Fund for its investment. This creates conflicts of interest whereby clients of the Core Managers are allocated Direct Loan Interest opportunities that are not made available to the Fund. Even if an attractive Direct Loan Interest opportunity is identified by a Core Manager, the Fund may not be permitted to take advantage of the opportunity to the fullest extent desired and may not receive the same terms as the Core Managers’ clients if they participate in the same Direct Loan Interest opportunities. The Core Managers provide investment advisory services to a range of clients. Accordingly, each of the Core Managers may have financial interests that diverge from those of the Fund, and conflicts of interest may arise with respect to the Core Managers’ allocation of Direct Loan Interest opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of Direct Loan Interest opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Other investment vehicles sponsored, managed or advised by the Adviser and its affiliates may seek Direct Loan Interest opportunities similar to those the Fund may be seeking. The Adviser will allocate fairly between the Fund and such other investment vehicles any Direct Loan Interest opportunities that may be appropriate for the Fund and such other investment vehicles.

The Fund may at any time determine not to allocate its assets to Investment Interests sourced by, or sponsored or managed by, the Core Managers and, instead, may determine to allocate its assets to Investment Interests sourced by, or sponsored or managed by, other managers.

Leverage Utilized By Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Utilized by the Fund. The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in Investment Interests up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Investment Interests in advance of the Fund’s receipt of redemption proceeds from another Investment Interest). See “Investment Program—Leverage.”

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an Investment Interest purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Interests at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached with respect to certain indebtedness.

Special Situations And Distressed Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Situations and Distressed Investments. The Fund may invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that the Fund will correctly evaluate the value of the assets securing the Fund’s debt investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to an Investment Interest, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.

Valuation On Investment Interests Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation on Investment Interests. The Fund will provide valuations of its investments, and will issue shares, on a daily basis. A large percentage of the securities in which the Fund invests will not have a readily ascertainable market price and will be fair valued by the Adviser. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Fund about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. To the extent that the Fund does not receive timely information from the regarding the valuation of its investments, the Fund’s ability to accurately calculate its net asset value may be impaired. As a result, the Fund’s valuation of its investments may fail to match the amount ultimately realized with respect to the disposition of such investments.

Independence Of Investment Vehicles Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Independence of Investment Vehicles. The Adviser does not currently, and does not expect to, exercise control over any of the Investment Vehicles, their choice of investments and other investment decisions. The Adviser invests the assets of the Fund in part based on written descriptions of the Investment Vehicle’s strategy and written disclosures from the Investment Vehicle which may provide, among other things, investment guidelines and parameters by which the Investment Vehicle is invested.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.

Although the Fund may make investments that the Adviser believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment (in whole or in part) of the Fund’s investment.

Concentration By Investment Interests Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration by Investment Interests. Certain of the Investment Interests are not required to follow any specific concentration restrictions and may at times (individually or collectively) accumulate substantial positions in one or more securities, thereby exposing the Fund to the possibility of substantial losses.

Investment Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Interest Risk. Certain of the Investment Interests are not registered under the 1940 Act. Accordingly, certain of the Investment Interests are not subject to the restrictions and protections that are afforded by the 1940 Act including limitations on the amounts of fees that investors can be charged, asset coverage requirements and reporting requirements. As a result, certain of the Investment Interests may be able to use investment strategies and techniques that are not generally permissible for investment companies registered under the 1940 Act.

Replacement Of Investment Vehicles Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Replacement of Investment Vehicles. The Fund is not restricted from investing in Investment Vehicles. Although not anticipated, the Fund’s investment policies might result in substantial Investment Vehicle turnover. Fund investments with a particular Investment Vehicle may be redeemed for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of a continued position with such Investment Vehicle. Replacement of Investment Vehicles may involve greater fees or expenses, which will be borne directly by the Fund.

Other Registered Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Registered Investment Companies. The Fund may invest in the securities of other registered investment companies and BDCs to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Risks Related To Investments In Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Investments in Loans. The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.

The portfolio may include first lien senior secured, second and third lien loans and any other loans.

First Lien Senior Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

First Lien Senior Secured Loans. It is expected that when the Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries, which the Fund expects to help mitigate the risk that it will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies.

Second Lien Senior Secured Loans And Junior Debt Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Second Lien Senior Secured Loans and Junior Debt investments. Second and third lien loans are subject to the same investment risks generally applicable to senior loans described above. The Fund’s second lien senior secured loans will be subordinated to first lien loans, and the Fund’s junior debt investments, such as mezzanine loans, generally will be subordinated to both first lien and second lien loans and have junior security interests or may be unsecured. As such, to the extent the Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Second and third lien loans are also expected to be more illiquid than senior loans.

Unsecured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unsecured Loans. Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.

Unitranche Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unitranche Loans. Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund may participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.

Investments In Middle Market Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Middle-Market Companies. Investments in middle-market companies such as those that the Fund may invest in, while often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, capitalization, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors.

Direct Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Direct Lending Risk. Direct loans between the Fund and a borrower may not be administered by an underwriter or agent bank. The Fund may provide financing to commercial borrowers through Direct Loan Interests. The terms of the direct loans are negotiated with borrowers in private transactions. Furthermore, a direct loan may be secured or unsecured. The Fund will rely primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. Direct loans may subject the Fund to liquidity risk, interest rate risk, and borrower default or insolvency. Direct loans are not publicly traded and may not have a secondary market which may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or value the direct loan. The Fund’s performance may be impacted by the Fund’s ability to lend on favorable terms as the Fund may be subject to increased competition or a reduced supply of qualifying loans which could lead to lower yields and reduce Fund performance.

Business Development Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business Development Companies. The Fund may invest in private BDCs and publicly traded BDCs. A BDC is a type of closed-end investment company regulated under the 1940 Act. BDCs typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. BDCs invest in such diverse industries as healthcare, chemical and manufacturing, technology and service companies. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income at the corporate level, provided the income is distributed to their shareholders and that the BDC complies with the applicable requirements of Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended.

Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are re-deemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. Private BDCs are illiquid investments, and there is no guarantee the Fund will be able to liquidate or sell its private BDC investments.

Certain BDCs may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s income may fall if the interest rate on any borrowings of the BDC rises.

Mezzanine Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Investments. Many of the Fund’s mezzanine investments (if any) are expected to be unsecured and made in companies whose capital structures have significant indebtedness ranking ahead of the investments, all or a significant portion of which may be secured. While the investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and may benefit from cross-default provisions and security over the issuer’s assets, some or all of such terms may not be part of particular investments. Moreover, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency, is likely to be substantially less than that of senior creditors. Mezzanine investments generally are subject to various risks, including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance”; (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors; (iv) so-called “lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that may arise with respect to collateral securing the obligations.

Collateralized Loan Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateralized Loan Obligations. The Fund may invest in collateralized loan obligations (“CLOs”). In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches.

In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.

In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (i) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (iv) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.

Investing in securities of CLOs involves the possibility of investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose loans make up the assets of such entities. Such inaccuracy or incompleteness may adversely affect the valuation of the receivables or may adversely affect the ability of the relevant entity to perfect or effectuate a lien on the collateral securing its assets. The CLOs in which the Fund invests will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. The quality of the Fund’s investments in CLOs is subject to the accuracy of representations made by the underlying borrowers. In addition, the Fund is subject to the risk that the systems used by the originators of CLOs to control for accuracy are defective. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

CLOs typically will have no significant assets other than the assets underlying such CLOs, including, but not limited to, secured loans, leveraged loans, project finance loans, unsecured loans, cash collateralized letters of credit and other asset-backed obligations, and/or instruments (each of which may be listed or unlisted and in bearer or registered form) that serve as collateral. Payments on the CLO securities are and will be payable solely from the cash flows from the collateral, net of all management fees and other expenses.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s returns.

Issuers may be subject to management, administration and incentive or performance fees. Payment of such additional fees will adversely impact on the returns achieved by the Fund.

The Fund may hold securities that are in a first loss or subordinated position with respect to realized losses on the collateral of its issuers. The leveraged nature of CLOs, in particular, magnifies the adverse impact of loan defaults. CLO investments represent a leveraged investment with respect to the underlying loans. Therefore, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying loans, which are subject to credit, liquidity and interest rate risk.

The failure of servicers to effectively service the loans underlying certain of the investments in the Fund would materially and adversely affect the Fund. Most securitizations of loans require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. If servicers are not vigilant in encouraging borrowers to make their monthly payments, the borrowers may be far less likely to make these payments, which could result in a higher frequency of default. If servicers take longer to liquidate non-performing assets, loss severities may tend to be higher than originally anticipated. The failure of servicers to effectively service the receivables underlying certain assets in the Fund’s investments could negatively impact the value of its investments and its performance. Servicer quality is of prime importance in the default performance of certain personal loans. Servicers may go out of business which would require a transfer of servicing to another servicer. Such transfers take time and loans may become delinquent because of confusion or lack of attention. Servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss to the trust may be greater than the outstanding principal balance of that loan (greater than 100% loss severity). For securitizations with corporate loans, the collateral manager’s role in reinvestment of principal amortization in performing credits and with respect to loans that default, as well as its ability to actively manage the portfolio through trading, will have a significant impact on the value of the underlying collateral and the performance of its securitization. If the collateral manager reinvests proceeds into loans which then default, does not sell loans before such loans default close to the original purchase price or does not effectively contribute to a restructuring process to maximize value of the loan the securitization owns, the collateral manager could materially and adversely impact the Fund’s investments.

The senior-secured loans underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs and the Fund. Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within these CLOs have floors based on the Secured Overnight Financing Rate (“SOFR”) or another reference rate, there may not be corresponding increases in investment income constraining distributions to investors in these CLOs. CLOs typically obtain financing at a floating rate based on SOFR or another reference rate.

Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.

Some of the CLOs in which the Fund may invest may be “passive foreign investment companies” (each, a “PFIC”) for U.S. federal income tax purposes. Investment in certain equity interests of CLOs that are subject to treatment as PFICs for U.S. federal income tax purposes may cause the Fund to recognize income in a tax year in excess of the distributions the Fund receives from such CLOs and the Fund’s proceeds from sales or other dispositions of equity interests in such CLOs during that tax year. The Fund generally would be required to distribute such income to satisfy the distribution requirements applicable to RICs.

Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Investments. When the Fund invests in senior secured loans or mezzanine loans, it may acquire equity securities as well. In addition, the Fund may invest directly in the equity securities of issuers. The Fund’s goal is ultimately to dispose of such equity interests and realize gains upon its disposition of such interests. However, the equity interests received may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses experienced.

The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Investments In Non Voting Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-Voting Stock. To avoid potential adverse regulatory consequences, the Fund may need to hold its interest in an Investment Vehicle in non-voting form or limit its voting rights to less than 5%. This limitation on voting rights is intended to ensure that an Investment Vehicle is not deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may potentially impose limits on transactions with the Investment Vehicles both by the Fund and other clients of the Adviser. There are, however, other statutory tests of affiliation (such as on the basis of control), and an Investment Vehicle may be deemed an “affiliated person” of the Fund notwithstanding these limitations. If this were the case, transactions between the Fund and an Investment Vehicle could potentially be subject to the prohibitions of the 1940 Act if an appropriate exemption were not available.

In order to comply with this 5% limitation, the Fund may, at the time of investment, enter into a contractual arrangement under which the Fund irrevocably waives all voting rights associated with the investment or those that would exceed the 5% limitation. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Investment Vehicles. Other investment funds or accounts managed by the Adviser also may waive voting rights in a particular Investment Vehicle. Determinations of whether the Fund will waive its voting rights are made by the Adviser as part of the investment process. When deciding to waive voting rights, the Adviser considers only the interests of the Fund and not the interests of the Adviser or those of its other clients. The Fund has not established specific written procedures relating to this process.

It is possible that the Fund could be precluded from participating in a vote on a particular issue, including an issue that may have a material adverse consequence to the Fund. The Adviser considers this risk minimal relative to the increased flexibility potentially available to the Fund and its Shareholders from investing in non-voting securities.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to elect to be treated, and to qualify annually, as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from interests in “qualified publicly traded partnerships” (as defined in the Code); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse To Funds Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Interests held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion Of Shareholder Based On Certain Detrimental Effects Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Exclusion of a Shareholder Based on Certain Detrimental Effects. The Fund may repurchase and/or redeem Shares in accordance with the terms of its Agreement and Declaration of Trust and the 1940 Act, including Rule 23c-2, held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:

●	the Shares have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Shareholder or with the consent of the Fund;

●	ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

●	continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

●	any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

●	the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares; or

●	the Fund or the Board determine that the repurchase of the Shares would be in the best interest of the Fund.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

Closed End Interval Fund; Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-end Interval Fund; Liquidity Risks. The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of shares tendered in connection with a repurchase offer may exceed the number of shares the Fund has offered to repurchase, in which case not all of a shareholder’s shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. Hence, a shareholder may not be able to sell its shares when and/or in the amount that it desires.

Repurchase Offers Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risks. The Fund intends to be an “interval fund” and, to provide some liquidity to shareholders, make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers will generally be beneficial to the Fund’s shareholders, and generally will be funded from available cash or sales of portfolio securities. However, the repurchase of shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratios. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares by increasing Fund expenses and reducing any net investment income. Certain shareholders may from time to time own or control a significant percentage of the Fund’s shares. Repurchase requests by these shareholders of these shares of the Fund may cause repurchases to be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the repurchase request deadline, and to the extent there is any delay between the repurchase request deadline and the repurchase pricing date. The NAV on the repurchase request deadline or the repurchase pricing date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Repurchases of Shares.”

Additional Tax Considerations Distributions To Shareholders And Potential Fund Level Tax Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Aspects” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

Change In Tax Laws Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Change in Tax Laws. Each prospective investor should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and/or regulations may be changed with retroactive effect. Moreover, the interpretation and/or application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund and/or an Investment Vehicle to accrue potential tax liabilities even in situations in which the Fund does not expect to be ultimately subject to such tax liabilities.

The impact of new legislation on shareholders, the Fund and the Investment Interests invest is uncertain. Prospective investors are urged to consult their tax advisors regarding the effects of the new legislation on an investment in the Fund.

Regulatory Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Change. Legal and regulatory changes could occur during the term of the Fund, which may materially adversely affect the Fund. In addition, legislation or regulation may change the way in which the Fund is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

The rules under the Commodity Exchange Act (“CEA”) require that the Adviser either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the Commodity Futures Trading Commission as a “commodity pool operator” (“CPO”) with respect to the Fund or be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements. The Adviser has elected to claim an exclusion from the definition of CPO with respect to the Fund. If the Adviser and the Fund become subject to CFTC regulation, as well as related National Futures Association rules, the Fund may incur additional compliance and other expenses.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund, like all companies, have become more susceptible to operational, information security and related risks through breaches in cyber security. In general, cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests may result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches affecting the Adviser, the Core Managers, any subadvisor and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber security breaches in the future.

While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cybersecurity breaches, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund does not directly control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The Fund and its shareholders could be negatively impacted as a result.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		60 East 42nd Street
Entity Address, Address Line Two		26th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10165
Contact Personnel Name		Nick Veronis
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Management Fees [Percent]	[2]	1.25%
Interest Expenses on Borrowings [Percent]	[2],[3]	0.20%
Distribution/Servicing Fees [Percent]	[2]	0.75%
Acquired Fund Fees and Expenses [Percent]	[2],[4]	0.07%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[2],[5]	0.40%
Total Annual Expenses [Percent]	[2]	2.67%
Waivers and Reimbursements of Fees [Percent]	[2],[6]	0.00%
Net Expense over Assets [Percent]	[2],[6]	2.67%
Expense Example, Year 01		$ 61
Expense Example, Years 1 to 3		115
Expense Example, Years 1 to 5		172
Expense Example, Years 1 to 10		$ 325
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class A Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			0
Class D [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Management Fees [Percent]	[2]	1.25%
Interest Expenses on Borrowings [Percent]	[2],[3]	0.20%
Distribution/Servicing Fees [Percent]	[2]	0.15%
Acquired Fund Fees and Expenses [Percent]	[2],[4]	0.07%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[2],[5]	0.40%
Total Annual Expenses [Percent]	[2]	2.07%
Waivers and Reimbursements of Fees [Percent]	[2],[6]	0.00%
Net Expense over Assets [Percent]	[2],[6]	2.07%
Expense Example, Year 01		$ 21
Expense Example, Years 1 to 3		65
Expense Example, Years 1 to 5		111
Expense Example, Years 1 to 10		$ 240
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class D Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			0
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Management Fees [Percent]	[2]	1.25%
Interest Expenses on Borrowings [Percent]	[2],[3]	0.20%
Distribution/Servicing Fees [Percent]	[2]	0.00%
Acquired Fund Fees and Expenses [Percent]	[2],[4]	0.07%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[2],[5]	0.40%
Total Annual Expenses [Percent]	[2]	1.92%
Waivers and Reimbursements of Fees [Percent]	[2],[6]	0.00%
Net Expense over Assets [Percent]	[2],[6]	1.92%
Expense Example, Year 01		$ 19
Expense Example, Years 1 to 3		60
Expense Example, Years 1 to 5		104
Expense Example, Years 1 to 10		$ 224
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]	[7]		247,000,000

[1]	Investors purchasing Class A Shares may be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. The Distributor and/or a Selling Agent may, in its discretion, waive all or a portion of the sales load for certain investors. See “Plan of Distribution.”
[2]	Assumes the Fund raises $250 million in new proceeds in the first 12 months following the commencement of its public offering, totaling $500 million in Fund assets and resulting in estimated average net assets of approximately $375 million.
[3]	These expenses represent estimated interest payments the Fund expects to incur in connection with its expected credit facility during the first 12 months of operation. See “Investment Program — Leverage.”
[4]	Represents estimated management fees (after reductions) and operating expenses (e.g., administrative, professional, and other) of investments in BDCs and private credit funds, but excludes any carried interest or similar profit-based allocations that are paid solely on the realization and/or distribution of gains (or on the sum of such gains and unrealized appreciation of assets distributed in kind), as such fees and allocations for a particular period may be unrelated to the cost of investing in the BDC or private credit fund. “Acquired Fund Fees and Expenses” represents an estimated amount based on the Fund’s allocation to BDCs and private credit funds as of March 31, 2025.
[5]	The amount presented in the table estimates the amounts the Fund expects to pay during the Fund’s first 12 months following the commencement of its public offering, assuming the Fund raises $250 million of new proceeds during that time. Other Expenses include the expenses associated with the DRIP.
[6]	The Adviser has contractually entered into an “Expense Limitation and Reimbursement Agreement” with the Fund to limit until one year from the date of this Prospectus the amount of “Specified Expenses” (as described herein) borne by the Fund in respect of Class A Shares, Class D Shares and Class I Shares during the Limitation Period to an amount not to exceed 0.50% per annum of the Fund’s average daily net assets attributable to such Class. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Management Fee, Distribution and Servicing Fees and Investment Interest expenses (which consist of any costs or expenses in connection with the Fund’s acquisition of, or admission to, the Investment Interests (including transaction costs and legal costs associated with the Investment Interests) and any ongoing costs and expenses of the Investment Interests that are passed through to the Fund (i.e., acquired fund fees and expenses)); (ii) interest expenses and related borrowing costs incurred by the Fund; (iii) other investment-related expenses of the Fund (including financing, commitment, origination and other similar fees and expenses); (iv) taxes; and (v) litigation and other extraordinary expenses. The Adviser may extend the Limitation Period for the Fund on an annual basis. To the extent that Specified Expenses in respect of any Class of Shares for any month exceed the Expense Cap applicable to a Class of Shares, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses in respect of a Class of Shares, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses in respect of the applicable Class of Shares have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in respect of a Class of Shares in the month the reimbursement is being made to a level that exceeds the Expense Cap at the time of such reimbursement or the Expense Cap in place at the time the expense amounts were previously paid or borne by the Adviser (whichever is lower). Additionally, the Fund will pay for organizational and initial offering expenses up to a limit of $500,000. The Adviser, or its affiliates, will bear any organizational and initial offering expenses in excess of the $500,000 limit. These contractual arrangements will remain in effect for at least one year from the effective date of the Fund’s registration statement on Form N-2 unless the Fund’s Board of Trustees approves their earlier termination.
[7]	Reflects the dollar amount of Shares held by 501 Shareholders as of June 1, 2025.